Commitments - Schedule of Outstanding Commitments for Purchase of Additional Vessels and Installment Payments for Vessels (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2013
Commitments And Contingencies Disclosure [Abstract]
Remainder of 2013	$ 44,380
2014	418,640
2015	235,380
Purchase obligations for additional vessels	$ 698,400